Schedule I - Notes to Appendix (Details) € in Millions		12 Months Ended
	Jul. 30, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Nov. 30, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Dec. 31, 2021	Dec. 31, 2017 USD ($)	Feb. 15, 2017 USD ($)
Senior Notes due 2022
Debt Instruments
Principal amount								$ 350,000,000	$ 350,000,000
Fixed Interest Rate							9.375%	9.375%	9.375%
Secured Reinstated Senior Notes
Debt Instruments
Fixed Interest Rate	9.375%
Exchange percentage	98.588%
Conversion Price	$ 1,000
Cash fee	$ 51,611,000
Ferroglobe PLC guarantor obligation		$ 345,000,000
Debt repurchase amount		27,390,000		$ 2,000,000
Secured Reinstated Senior Notes | UK Issuer [member]
Debt Instruments
Debt repurchase amount		150,000,000.0
Sociedad Estatal de Participaciones Industriales loan
Debt Instruments
Principal amount					$ 38,300,000	€ 34.5
Ferroglobe PLC guarantor obligation		38,300,000	€ 34.5
NMTC Program | Maximum
Debt Instruments
Ferroglobe PLC guarantor obligation		7,000,000
Revolving Credit Facility
Debt Instruments
Ferroglobe PLC intercompany long-term obligations		32,300,000
Loan Facility due June 2025
Debt Instruments
Ferroglobe PLC intercompany long-term obligations		$ 10,300,000